Exhibit 1

BBCMS Mortgage Trust 2019-C5

Commercial Mortgage Pass-Through Certificates, Series 2019-C5

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

KeyBank National Association

KeyBanc Capital Markets Inc.

Natixis Real Estate Capital LLC

Natixis Securities Americas LLC

Societe Generale Financial Corporation

SG Americas Securities, LLC

Rialto Mortgage Finance, LLC

BSPRT CMBS Finance, LLC

Academy Securities, Inc.

Bancroft Capital, LLC

24 October 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	KeyBank National Association 11501 Outlook, Suite 300 Overland Park, Kansas 66211

KeyBanc Capital Markets Inc. 127 Public Square Cleveland, Ohio 44114	Natixis Real Estate Capital LLC Natixis Securities Americas LLC 1251 Avenue of the Americas, 5th Floor New York, New York 10020

Societe Generale Financial Corporation SG Americas Securities, LLC 245 Park Avenue New York, New York 10167	Rialto Mortgage Finance, LLC 600 Madison Avenue, 12th Floor New York, New York 10022

BSPRT CMBS Finance, LLC 1345 Avenue of the Americas, Suite 32A New York, New York 10105	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Bancroft Capital, LLC 501 Office Center Drive, Suite 130 Fort Washington, Pennsylvania 19034

Re:	BBCMS Mortgage Trust 2019-C5 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-C5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

\s\ Ernst & Young LLP

24 October 2019

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 55 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	Barclays Capital Real Estate Inc. (“Barclays”), KeyBank National Association (“KeyBank”), Natixis Real Estate Capital LLC (“Natixis”), Societe Generale Financial Corporation (“SGFC”), Rialto Mortgage Finance, LLC (“RMF”) and BSPRT CMBS Finance, LLC (“BSPRT,” together with Barclays, KeyBank, Natixis, SGFC and RMF, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in November 2019 (or, if applicable, in the case of any mortgage loan that has its first due date after November 2019, the date that would have been its due date in November 2019 under the terms of that mortgage loan if a monthly debt service payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Seller” characteristic, as shown on the Combined Data File.

Attachment A Page 2 of 13

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 3 of 13

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Barclays, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Barclays, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Principal/Carveout Guarantor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal/Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date,

as shown on the Final Data File, we recalculated the “Original Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment,

as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein) and any Mortgage Loan(s) which have “Balloon,” “ARD-Balloon” or “Fully Amortizing” for the “Amortization Type” characteristic, as shown on the Final Data File (each, an “Amortizing Loan”), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use  “0” for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service Amount ($),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization” characteristic.

Attachment A Page 5 of 13

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity/ARD Date,
g.	Interest Rate % and
h.	Monthly Debt Service Amount ($),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date (or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been its due date in the month preceding the Cut-off Date under the terms of the Mortgage Loan if a monthly debt service payment were scheduled to be due in that month) (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity/ARD Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Maturity/ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity/ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Amount ($),” as shown on the Final Data File, on the “Maturity/ARD Date.”

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Payment Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 13

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service Amount ($) and
g.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service Amount ($)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Payment Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Payment Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and

b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and

ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 13

13.	For any Mortgage Loan on the Final Data File with the “Additional Debt

Exist (Y/N)” characteristic as “Yes” (each, a “Mortgage Loan with Additional Debt”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Current Balance ($)”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined herein) and/or information in the applicable Data Source(s) (as defined herein), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Total Additional Debt Maturity Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the additional debt, excluding any principal component of the related monthly debt service payment that is described in the applicable Secondary Financing Documents and/or Data Source(s) on the maturity date or anticipated repayment date.

For any Mortgage Loan that has the “Additional Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Current Balance ($)” and “Total Additional Debt Maturity Balance” characteristics.

14.	Using the:
a.	Original Balance Piece In Trust ($) and
b.	Original Balance Piece Non-Trust ($),

as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt ($)” of any Pari Passu Mortgage Loan (as defined herein). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt ($)” characteristic.

Attachment A Page 8 of 13

15.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined herein) as of the Cut-off Date (the “Total Current Balance Pari Passu Debt ($)”) and as of the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan (the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:
a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” as the aggregate principal balance that is scheduled to be paid on the maturity date or anticipated repayment date of the Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date or anticipated repayment date and
c.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Current Balance Pari Passu Debt ($)” and “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)” characteristics.

Attachment A Page 9 of 13

16.	Using the:
a.	Total Additional Debt Original Balance,
b.	Total Original Balance Pari Passu Debt ($),
c.	Additional Debt Current Balance ($),
d.	Total Current Balance Pari Passu Debt ($),
e.	Total Additional Debt Maturity Balance and
f.	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),

as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (Pari + B-note + Mezz),
ii.	Total Debt Current Balance ($) and
iii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed in i. through iii. above.

17.	Using the:
a.	Seasoning,
b.	Original Amortization,
c.	Original Term,
d.	I/O Period and
e.	Original Lockout,

as shown on the Final Data File, we recalculated the:

i.	Remaining Amortization (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item),
ii.	Remaining Term and
iii.	Lockout Remaining (except for any Mortgage Loan(s) with No Lockout Period (as defined herein), which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization” characteristic.

For any Mortgage Loan with No Lockout Period, the applicable Mortgage Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Remaining” characteristic.

Attachment A Page 10 of 13

18.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 11 of 13

21.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	U/W NOI DSCR (x),
ii.	U/W NCF DSCR (x),
iii.	Current LTV (%),
iv.	Maturity/ARD LTV (%),
v.	Current U/W NOI Debt Yield (%),
vi.	Current U/W NCF Debt Yield (%),
vii.	Annual Debt Service Amount ($),
viii.	Original Loan/Unit,
ix.	Current Balance per Unit ($),
x.	Maturity Balance per Unit and
xi.	% of Initial Pool Balance

of each Mortgage Loan and, with respect to item xi. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	U/W NOI DSCR (x),
b.	U/W NCF DSCR (x),
c.	Current LTV (%),
d.	Maturity/ARD LTV (%),
e.	Current U/W NOI Debt Yield (%),
f.	Current U/W NCF Debt Yield (%),
g.	Original Loan/Unit,
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each Underlying Property associated with such Multiple Property Loan.

Attachment A Page 12 of 13

21. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “U/W NOI DSCR (x)” and “U/W NCF DSCR (x)” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Current Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the:

a.	Current LTV (%),
b.	Current U/W NOI Debt Yield (%),
c.	Current U/W NCF Debt Yield (%) and
d.	Current Balance per Unit ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust),” as shown on the Final Data File, to recalculate the “Maturity/ARD LTV (%)” and “Maturity Balance per Unit” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt ($),” as shown on the Final Data File, to recalculate the “Original Loan/Unit” characteristic.

22.	Using the:
a.	Aggregate Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service,

as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

Attachment A Page 13 of 13

23.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR (x),
iii.	Total Debt Current LTV (%),
iv.	Total Debt MAT_LTV,

v.	Total Debt UW NOI Debt Yield (%),
vi.	Total Debt NCF DY and
vii.	Total Debt Per Unit

of any Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Total Debt NOI DSCR,
b.	Total Debt UW NCF DSCR (x),
c.	Total Debt Current LTV (%),
d.	Total Debt MAT_LTV,
e.	Total Debt UW NOI Debt Yield (%),
f.	Total Debt NCF DY and
g.	Total Debt Per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through g. above for each Underlying Property associated with such Multiple Property Loan.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• GNL Office and Industrial Portfolio • Inland Life Storage Portfolio • Bison Portfolio • NMR Pharmacy Portfolio • Vanguard Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source (as defined herein)

• Mr. D’s Self Storage Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Delaware Retail Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or Final Title Policy
City (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report or Phase I Environmental Report
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Property Type (see Note 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 5)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Sub-type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Notes 1 and 6)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Notes 1 and 6)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units (see Note 1)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 7)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report

Exhibit 2 to Attachment A

Property Information: (continued)

Characteristic	Source Document(s)

Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement
Property Manager (see Note 1)	Management Agreement or Loan Agreement
Hotel Franchise Flag	Franchise Agreement, STR Report or Membership Agreement
Franchise Agreement Expiration	Franchise Agreement, STR Report, Franchise Expiration Schedule or Membership Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 8)	Appraisal Report or Portfolio Appraisal Report
As-is Date of Valuation	Appraisal Report or Portfolio Appraisal Report
As-is Appraised Value	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report or Portfolio Appraisal Report
Appraised CapRate (%) (see Note 6)	Appraisal Report or Portfolio Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 9)	Phase II Environmental Report
Seismic Report Date (see Note 10)	Seismic Report
Seismic Zone (see Note 10)	Seismic Report or Engineering Report
PML % (see Note 10)	Seismic Report
Earthquake Insurance (see Notes 11 and 12)	Certificate of Property Insurance, Insurance Review Document or Schedule of Insurance
Environmental Insurance (see Notes 11 and 13)	Certificate of Property Insurance or Insurance Review Document
Blanket Insurance Policy (Y/N) (see Notes 1 and 11)	Certificate of Property Insurance, Insurance Review Document or Schedule of Insurance
Single Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 14)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 16)

Characteristic	Source Document(s)

U/W Revenues ($)	Underwriter’s Summary Report
U/W Expenses ($)	Underwriter’s Summary Report
U/W Net Operating Income ($)	Underwriter’s Summary Report
U/W Capital Items ($)	Underwriter’s Summary Report
U/W Net Cash Flow ($)	Underwriter’s Summary Report
U/W Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent Revenues ($) (see Note 17)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 17)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
As of (see Note 17)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2016 Revenues ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Notes 1 and 18)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Notes 1 and 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy (see Notes 1 and 18)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Notes 1 and 18)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 19)

Characteristic	Source Document(s)

2016 Occupancy (%)	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy (%)	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2018 Occupancy (%)	Underwriter’s Summary Report
2018 ADR ($)	Underwriter’s Summary Report
2018 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy (%)	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy (%)	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Reserve Summary Schedule
Monthly TI/LC Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Reserve Summary Schedule
Monthly Environmental Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Monthly RE Tax Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Security Agreement, Tax Escrow Analysis or Reserve Summary Schedule
Monthly Insurance Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Security Agreement or Insurance Escrow Analysis
Monthly Other Reserve ($) (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Monthly Debt Service Reserve (see Note 20)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Other Monthly Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
CapEx Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
TI/LC Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
Environmental Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
RE Tax Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
Insurance Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
Debt Service Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
Other Reserve Cap ($) (see Note 21)	Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Tax Escrow Analysis
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Insurance Escrow Analysis

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Other Upfront Description	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
RE Tax Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Tax Escrow Analysis
Insurance Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement, Security Agreement or Insurance Escrow Analysis
Capex Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
TI/LC Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Envir. Escrow Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Debt Service Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Other Reserve Cash or LOC (see Note 22)	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Holdback	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Holdback Amt	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement
Holdback Desc.	Closing Statement, Loan Agreement, Loan Modification Agreement or Security Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware LLC or LP? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE State	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal/Carveout Guarantor (see Note 1)	Guaranty Agreement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Balance ($) (see Note 23)

For all Mortgage Loans:

•        Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement

For Underlying Properties associated with Multiple Property Loans:

•        Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate %	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Amount ($) (see Notes 23, 24 and 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Aggregate Pari Passu Annual Debt Service (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Post-ARD Hyper Am? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity/ARD Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement
Note Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (Y/N)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Note 28)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 28)	Promissory Note, Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 29, 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lockout/Defeasance End Date (AL) (see Notes 29, 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 29, 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Notes 29, 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 29, 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 30 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Lockout (see Notes 29 and 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Allowed (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Prepayment Provisions (see Notes 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 30 and 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 30)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
Single Purpose Entity (Yes/No)	Promissory Note, Loan Agreement, Loan Modification Agreement or Security Agreement
Number of Independent Directors	Promissory Note, Loan Agreement or Loan Modification Agreement
Title Type (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Annual Payment (see Note 1)	Ground Lease, Ground Lease Estoppel, Ground Rent Schedule, Appraisal or Underwriter’s Summary Report
Ground Lease Escalation Terms	Ground Lease, Ground Lease Estoppel or Appraisal
Ground Lease Expiration	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement
Ground Lease Fully Extended Expiration	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement
Ground Lease Extension Terms	Ground Lease, Ground Lease Estoppel, Appraisal or Loan Agreement
Crossed Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement
Additional Debt Permitted (Y/N) (see Note 1)	Promissory Note, Loan Agreement or Loan Modification Agreement
Type of Addit Debt Permitted (see Note 1)	Promissory Note, Loan Agreement or Loan Modification Agreement
Additional Debt Exist (Y/N) (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt Original Balance (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Notes 1 and 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate % (see Note 34)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 34 and 35)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Condominium Present?	Promissory Note, Loan Agreement, Loan Modification Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement, Loan Modification Agreement or Mortgage/Deed of Trust
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
TIC Borrower? (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement, Loan Modification Agreement or Security Agreement
Assumption Fee	Loan Agreement, Loan Modification Agreement or Security Agreement
Previous Securitization (see Note 36)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the corresponding information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:

Mortgage Loan	Underlying Property	Characteristic	Provided Value

10000 Santa Monica Boulevard	NAP	Year Built Blanket Insurance Policy (Y/N)	2016 Yes

765 Broad Street	NAP	Year Renovated	2017-2019

Walgreens South Beach	NAP	Year Renovated	2008

Oak Brook Apartments	NAP	Year Renovated	2019

Vanguard Portfolio	1001 Cedar Hollow Road	Year Renovated Property Manager	2017 Self-managed
	60 Morehall Road	Year Renovated Property Manager	2015 Self-managed
	50 Morehall Road	Year Renovated Property Manager	2014 Self-managed
	425 Old Morehall Road	Property Manager	Self-managed
	NAP	Principal/Carveout Guarantor	NAP

Sandstone Apartments	NAP	Year Renovated	2018-2019

Moffett Towers II – Buildings 3 & 4	NAP	Units	701,266

Equinix Data Center	NAP	Second Most Recent Occupancy Second Most Recent Occupancy Date Third Most Recent Occupancy Third Most Recent Occupancy Date	100.0% 12/31/2017 100.0% 12/31/2016

Storage Etc. - Los Feliz	NAP	Property Manager Additional Debt Permitted (Y/N) Type of Addit Debt Permitted Principal/Carveout Guarantor	Self-managed Yes Future Mezzanine Loan NAP

Mr. D's Self Storage Portfolio	Bay Shore Self Storage	Property Manager	Self-managed
	Bohemia Self Storage	Property Manager	Self-managed

Exhibit 2 to Attachment A

Notes: (continued)

1. (continued)

Table A1: (continued)

Mortgage Loan	Underlying Property	Characteristic	Provided Value

Kohl's Highland Heights	NAP	Property Manager	Self-managed

Stor & Go Self Storage	NAP	Property Manager	Self-managed

Xtra Room Self Storage	NAP	Property Manager	Self-managed

Westar Place	NAP	Blanket Insurance Policy (Y/N)	Yes

NEMA San Francisco	NAP	Principal/Carveout Guarantor	Sonny Kahn, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the SK Business Trust pursuant to that certain Declaration of Trust dated December 31, 2003, Russell W. Galbut, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the RF Business Trust pursuant to that certain Amendment and Restatement of the RF Business trust dated November 3, 2009, Bruce A. Menin, not personally or individually (except as set forth in section 21 of this guaranty), but solely as trustee of the Menin 1998 Business Trust pursuant to that certain Restated and Amended Declaration of Trust dated November 6, 2009.

Crocs Distribution Center	NAP	Title Type	Fee/Subleasehold

One Main Plaza	NAP	Ground Lease Annual Payment	$0

Presidential City	NAP	Additional Debt Type(s)	B-Note ($100,600,000)/Senior Mezzanine Loan ($52,400,000)/Junior Mezzanine Loan ($20,000,000)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

3.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

Exhibit 2 to Attachment A

Notes: (continued)

4.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics for any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics for any mortgaged property on the Combined Data File that does not have the “Unit of Measure” characteristic as “Square Feet.” For any mortgaged property on the Combined Data File with the “Unit of Measure” characteristic as “Square Feet,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

5.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	Uline Arena and
b.	146 Spring Street,

both of which are secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

6.	For any mortgaged property on the Combined Data File with the “Property Type” characteristic as “Leased Fee,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Year Built,” “Year Renovated” and “Appraised CapRate (%)” characteristics.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For any Mortgage Loan or Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Note Date” of the related Mortgage Loan, as shown on the Combined Data File, for the “Occupancy Date” characteristic.

For the purpose of comparing the “Occupancy Date” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only indicated the month and year.

8.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraisal Value Type (As Is / As Stabilized / As Complete)” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Mortgage Loan identified on the Combined Data File as “Storage Etc. - Los Feliz,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the values associated with the “As Is - Real Estate Improvements” and “FF&E (Containers)” valuations, as shown in the related appraisal report Source Document.

9.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:
a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is not a phase II environmental report Source Document in the related loan file,
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “Yes” and there is a phase II environmental report Source Document in the related loan file and
d.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File is “No” and there is a phase II environmental report Source Document in the related loan file.

10.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties (if any) that contain a seismic report Source Document in the related loan file.

11.	For the purpose of comparing the “Earthquake Insurance,” “Environmental Insurance” and “Blanket Insurance Policy (Y/N)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

Exhibit 2 to Attachment A

Notes: (continued)

11. (continued)

For the purpose of comparing the “Blanket Insurance Policy (Y/N)” characteristic for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “GNL Office and Industrial Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show “Yes” for the “Blanket Insurance Policy (Y/N)” characteristic.

12.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the certificate of property insurance, insurance review document or schedule of insurance Source Document indicates that earthquake insurance is in place. The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, if the certificate of property insurance, insurance review document or schedule of insurance Source Document indicates that there is no earthquake insurance in place.

13.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is a certificate of environmental insurance or insurance review document Source Document in the related loan file which indicates that environmental insurance is in place.

14.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property identified on the Combined Data File as “200 North Warner Road,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the lease expiration date for the applicable leases associated with the tenants identified as “AT&T Mobility” and “Quadgen Wireless Solutions” that have the largest related space, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

15.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

16.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $3 or less.

For the purpose of comparing the “Underwriting Information” characteristics for the Mortgage Loan identified on the Combined Data File as “765 Broad Street,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the values listed in the “Natixis Stabilized” column, as shown in the related underwriter’s summary report Source Document, as the underwritten cash flow values.

17.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAV” if the underwriter’s summary report Source Document did not include financial information past 2018.

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the indicated characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” (as defined herein) of each Mortgage Loan).

19.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to only perform procedures on the “Hotel Operating Information” characteristics for any Mortgage Loan or Underlying Property on the Combined Data File with the “Property Type” characteristic as “Hotel.”

20.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics referenced above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the related reserve cap.

Exhibit 2 to Attachment A

Notes: (continued)

22.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

23.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that with respect to the Pari Passu Mortgage Loans identified on the Combined Data File as:
a.	Presidential City,
b.	NEMA San Francisco,
c.	10000 Santa Monica Boulevard,
d.	Moffett Towers II – Buildings 3 & 4 and
e.	Vanguard Portfolio,

(collectively, the “Pari Passu Mortgage Loans with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari-passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

GNL Office and Industrial Portfolio	Mortgage Loan Companion Loan(s)	$66,000,000 $138,000,000	Loan Agreement

Presidential City	Mortgage Loan Companion Loan(s)	$45,000,000 $72,000,000	Loan Agreement
	Subordinate Companion Loan(s)	$100,600,000

Ceasar's Bay Shopping Center	Mortgage Loan Companion Loan(s)	$42,000,000 $45,500,000	Loan Modification Agreement

NEMA San Francisco	Mortgage Loan Companion Loan(s)	$40,000,000 $165,000,000	Loan Modification Agreement
	Subordinate Companion Loan(s)	$179,000,000

Equinix Data Center	Mortgage Loan Companion Loan(s)	$40,000,000 $60,000,000	Loan Agreement

Inland Life Storage Portfolio	Mortgage Loan Companion Loan(s)	$37,000,000 $102,100,000	Loan Agreement

Uline Arena	Mortgage Loan Companion Loan(s)	$36,000,000 $84,000,000	Loan Agreement

10000 Santa Monica Boulevard	Mortgage Loan Companion Loan(s)	$35,000,000 $185,000,000	Loan Modification Agreement
	Subordinate Companion Loan(s)	$130,000,000

Ocean Edge Resort & Golf Club	Mortgage Loan Companion Loan(s)	$30,000,000 $40,000,000	Promissory Notes

Moffett Towers II – Buildings 3 & 4	Mortgage Loan Companion Loan(s)	$25,000,000 $325,000,000	Loan Agreement
	Subordinate Companion Loan(s)	$155,000,000

Bison Portfolio	Mortgage Loan Companion Loan(s)	$19,600,000 $20,400,000	Loan Modification Agreement

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

Table A2: (continued)
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

NMR Pharmacy Portfolio	Mortgage Loan Companion Loan(s)	$14,300,000 $17,500,000	Loan Modification Agreement

Vanguard Portfolio	Mortgage Loan Companion Loan(s)	$4,825,000 $112,017,500	Loan Modification Agreement
	Subordinate Companion Loan(s)	$12,982,500

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the ”Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for any Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File, and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Aggregate Pari Passu Annual Debt Service” as the product of:

a.	The product of, rounded to two decimal places:
i.	The “Total Original Balance Pari Passu Debt ($)” (as defined herein), as shown on the Combined Data File,
ii.	1/12th of the “Interest Rate %,” as shown on the Combined Data File, and
iii.	365/360 and
b.	12.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for any Pari Passu Mortgage Loan with “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”) (except for the Partial I/O Pari Passu Mortgage Loan described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A

Notes: (continued)

23. (continued)

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for the Partial I/O Pari Passu Mortgage Loan identified on the Combined Data File as “Inland Life Storage Portfolio,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate of the monthly principal and interest payments that are shown in the promissory note Source Documents labeled “A-1-B” and “A-1-C.”

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source(s) and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for any Pari Passu Mortgage Loan with “Balloon,” “ARD-Balloon” or “Fully Amortizing” as the “Amortization Type,” as shown on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Aggregate Pari Passu Annual Debt Service” characteristic for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment for the related Whole Loan that is shown in the applicable Data Source(s) and
b.	Multiply the value described in clause a. above by 12.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Aggregate Pari Passu Annual Debt Service” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

24.	For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for any Mortgage Loan which has “Interest Only” or “ARD-Interest Only” as the “Amortization Type,” as shown on the Combined Data File (each, an “Interest Only Loan”), and which also has “Actual/360” for the “Accrual Type,” as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Amount ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

25.	For the purpose of comparing the “Monthly Debt Service Amount ($)” characteristic for any Mortgage Loan which has “IO-Balloon” or “ARD-IO-Balloon” as the “Amortization Type,” as shown on the Combined Data File (each, a “Partial IO Loan”) (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Monthly Debt Service Amount ($)” following the expiration of the “I/O Period,” as shown in the applicable Source Document(s).

26.	For the purpose of comparing the “First Payment Date” characteristic for any Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first payment date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

27.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Interest Only Loan or Partial IO Loan. For any Mortgage Loan that is not an Interest Only Loan or Partial IO Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

28.	For the purpose of comparing the “Lockbox Type” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the definitions which are described in the Draft Preliminary Prospectus.

Exhibit 2 to Attachment A

Notes: (continued)

29.	For the purpose of comparing the “Lockout End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the defeasance period for any Mortgage Loan that allows for defeasance following a lockout period and the day prior to the first “Payment Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” in the prepayment penalty period for any Mortgage Loan that can be prepaid with a prepayment penalty following a lockout period, as shown in the applicable Source Document(s). For any Mortgage Loan that allows for both defeasance and prepayment with a prepayment penalty following a lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lockout/Defeasance End Date (AL)” characteristic.

For any Mortgage Loan for which there is no lockout period (each, a “Mortgage Loan with No Lockout Period”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date,” “Prepayment Lockout/Defeasance End Date (AL)” and “Original Lockout” characteristics.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for any Mortgage Loan that allows for defeasance and the ”Prepayment / Defeasance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with a prepayment penalty, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with a prepayment penalty, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Prepayment Premiums End Date” characteristic.

For the purpose of comparing the “Yield Maint. End Date” characteristic for any Mortgage Loan that allows for prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s). For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

30.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

31.	For the Mortgage Loan identified on the Combined Data File as “Vanguard Portfolio” (the “Vanguard Portfolio Mortgage Loan”), the loan agreement Source Document contains the following:

“Borrower shall repay the entire outstanding principal balance of the Note in full on the Maturity Date, together with interest thereon to (but excluding) the date of repayment and any other amounts due and owing under the Loan Documents. Borrower shall have no right to prepay or defease all or any portion of the Principal, except in accordance with Sections 2.3.2, 2.3.3 and 2.3.4 below. Except during the continuance of an Event of Default, all proceeds of any repayment, including permitted prepayments of the Loan, shall be applied by Lender as follows in the following order of priority: First, accrued and unpaid interest at the Interest Rate; Second, to Principal; Third, to any other amounts then due and owing under the Loan Documents, including the Yield Maintenance Premium (if such repayment or prepayment occurs on or prior to the Open Prepayment Date). The Yield Maintenance Premium shall not be due in connection with a prepayment of the Loan on or after the Open Prepayment Date, after a Full Defeasance or in connection with a Partial Defeasance with respect to such portion of a Defeased Note.”

“Borrower may obtain the release of any Property (each, a “Released Property”) from the Lien of the Security Instrument (and related Loan Documents) upon a bona fide sale of such Property to a third party, provided each of the following conditions below are satisfied:”

Exhibit 2 to Attachment A

Notes: (continued)

31. (continued)

“Borrowers shall (1) (i) pay all accrued and unpaid interest on the Principal being prepay pursuant to clause (ii) of this subsection (b) (including, if such payment is not made on a Payment Date, interest through the end of the current Interest Period) and (ii) maybe a payment of Principal in an amount equal to the Allocated Release Amount and pay to Lender any applicable Yield Maintenance Premium payable in respect of the Principal sum being prepaid or (2) cause a Partial Defeasance meeting the conditions set forth in Section 2.3.3 in the amount of the Allocated Release Amount; “

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore all “Yield Maintenance Premium” language in the above description.

32.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document(s). For any Mortgage Loan that does not allow for Defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

33.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For any Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

34.	For the purpose of comparing the indicated characteristics for any Mortgage Loan with Additional Debt (as defined herein), either:
a.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
b.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule that describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the Data Source(s) and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include the Subordinate Companion Loans as “additional debt.”

For any Mortgage Loan which does not have additional debt (based on the procedures described in the paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Additional Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt Original Balance” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate %” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

Exhibit 2 to Attachment A

Notes: (continued)

34. (continued)

For the purpose of comparing the “Additional Debt Interest Rate %” characteristic for any Mortgage Loan with Additional Debt with more than one mezzanine loan and/or Subordinate Companion Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loan(s) and/or Subordinate Companion Loan(s), weighted by the original principal balances of the related mezzanine loan(s) and/or Subordinate Companion Loan(s), as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

35.	For any Mortgage Loan with Additional Debt, the applicable Data Source(s) and/or Secondary Financing Documents indicate that the “additional debt” associated with any such Mortgage Loan with Additional Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for any Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt Original Balance,” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

36.	For the purpose of comparing the “Previous Securitization” characteristic for any Mortgage Loan that the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated was included in a previous securitization, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot or Trepp Screenshot Source Documents relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan
Mortgage Loan Number
Loan / Prop.
# of Properties
Property Name
Appraisal Value Type (As Is / As Stabilized / As Complete)
Seller
Originator
Recycled SPE (Yes/No)
Due on Sale
Due on Encumbrance
Sponsor
Warm Body Guarantor (Yes/No)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Original Balance Piece In Trust ($)
Original Balance Piece Non-Trust ($)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date

Exhibit 3 to Attachment A

Characteristic

ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount

Exhibit 3 to Attachment A

Characteristic

Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.